UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: April 30
Date of reporting period: October 31, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Strategies: Short Duration Bond Fund
(Institutional Class and Class L)
Semi-Annual Report
October 31, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of October 31, 2018
Rating	Percentage of Fund Investments
Aaa	16.10%
Aa2	2.57
Aa3	0.51
A1	3.57
A2	4.15
A3	18.61
Baa1	10.25
Baa2	8.35
Baa3	16.01
Ba1	9.03
Ba2	2.28
Ba3	2.03
B1	1.54
Not Rated	3.97
Short Term Investments	1.03
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 25, 2018 to October 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(06/25/18)	(10/31/18)	(06/25/18–10/31/18)
Institutional Class
Actual	$1,000.00	$1,005.40	$0.89 *
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$1.28 *
Class L
Actual	$1,000.00	$ 999.90	$1.21 **
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.33 **
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class shares multiplied by the average account value over the period, multiplied by 129/365 days to reflect the share class's inception date of June 25, 2018 through October 31, 2018.
** Expenses are equal to the Fund's annualized expense ratio of 0.85% for the Class L shares multiplied by the average account value over the period, multiplied by 52/365 days to reflect the share class's inception date of September 10, 2018 through October 31, 2018.
Performance does not include any fees or expenses of IRA or your financial professional brokerage commissions, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of October 31, 2018 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 1.94%
$ 50,000	American Express Credit Account Master Trust Series 2017-6 Class A 2.04%, 05/15/2023	$ 48,916
40,800	Sofi Consumer Loan Program LLC(a) Series 2017-1 Class A 3.28%, 01/26/2026	40,705
100,000	Verizon Owner Trust Series 2018-A Class A1A 3.23%, 04/20/2023	100,003
TOTAL ASSET-BACKED SECURITIES — 1.94% (Cost $189,527)		$ 189,624
BANK LOANS
49,749	PAREXEL International Corp(b) 5.06%, 08/11/2024 1-mo. LIBOR + 2.75%	49,023
50,000	United Rentals Inc(b) 4.16%, 10/05/2025 3-mo. LIBOR + 1.75%	50,219
TOTAL BANK LOANS — 1.02% (Cost $99,409)		$ 99,242
CORPORATE BONDS AND NOTES
Basic Materials — 7.86%
150,000	CF Industries Inc(a) 3.40%, 12/01/2021	147,012
150,000	EI du Pont de Nemours & Co 2.20%, 05/01/2020	148,156
100,000	Freeport-McMoRan Inc 3.55%, 03/01/2022	94,625
100,000	Georgia-Pacific LLC(a) 2.54%, 11/15/2019	99,242
75,000	Nutrien Ltd 4.88%, 03/30/2020	76,477
200,000	Sherwin-Williams Co 4.20%, 01/15/2022	201,305
		766,817
Communications — 4.37%
	Charter Communications Operating LLC / Charter Communications Operating Capital
50,000	3.58%, 07/23/2020	49,933
25,000	4.19%, 02/01/2024(b) 3-mo. LIBOR + 1.65%	25,405
200,000	Comcast Corp 3.45%, 10/01/2021	199,920
Principal Amount		Fair Value
Communications — (continued)
$ 150,000	Verizon Communications Inc(b) 3.41%, 05/15/2025 3-mo. LIBOR + 1.10%	$ 150,773
		426,031
Consumer, Cyclical — 1.51%
75,000	Allison Transmission Inc(a) 5.00%, 10/01/2024	72,796
75,000	Jaguar Land Rover Automotive PLC(a) 4.25%, 11/15/2019	74,719
		147,515
Consumer, Non-Cyclical — 27.19%
100,000	Abbott Laboratories 2.90%, 11/30/2021	98,210
75,000	Anheuser-Busch InBev Finance Inc 2.65%, 02/01/2021	73,522
100,000	Anthem Inc 2.50%, 11/21/2020	97,974
200,000	Bayer US Finance II LLC(a) 3.50%, 06/25/2021	198,736
200,000	Becton Dickinson and Co(b) 3.35%, 06/06/2022 3-mo. LIBOR + 1.03%	201,161
100,000	Centene Corp 5.63%, 02/15/2021	101,375
100,000	Conagra Brands Inc 3.80%, 10/22/2021	100,232
150,000	Constellation Brands Inc(b) 3.21%, 11/15/2021 3-mo. LIBOR + 0.70%	149,904
200,000	Diageo Capital PLC 3.00%, 05/18/2020	199,450
100,000	Elanco Animal Health Inc(a) 3.91%, 08/27/2021	100,003
75,000	GlaxoSmithKline Capital PLC 3.13%, 05/14/2021	74,609
150,000	Halfmoon Parent Inc(a)(b) 3.33%, 07/15/2023 3-mo. LIBOR + 0.89%	149,880
50,000	HCA Healthcare Inc 6.25%, 02/15/2021	51,938
100,000	Humana Inc 2.50%, 12/15/2020	98,034
125,000	Kraft Heinz Foods Co(a) 4.88%, 02/15/2025	126,807
135,000	McCormick & Co Inc 3.90%, 07/15/2021	135,842
75,000	Mead Johnson Nutrition Co 3.00%, 11/15/2020	74,475
200,000	Perrigo Finance Unlimited Co 3.50%, 03/15/2021	197,478
120,000	Universal Health Services Inc(a) 4.75%, 08/01/2022	120,000
200,000	Zimmer Biomet Holdings Inc 4.63%, 11/30/2019	202,410

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of October 31, 2018 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 100,000	Zoetis Inc 3.45%, 11/13/2020	$ 100,115
		2,652,155
Energy — 4.87%
100,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp 5.50%, 10/15/2019	101,894
75,000	Antero Resources Corp 5.38%, 11/01/2021	75,000
100,000	Energen Corp 4.63%, 09/01/2021	99,750
200,000	Plains All American Pipeline LP / PAA Finance Corp 2.60%, 12/15/2019	198,186
		474,830
Financial — 17.02%
50,000	American Express Co 3.38%, 05/17/2021	49,892
50,000	American Express Credit Corp 2.60%, 09/14/2020	49,323
125,000	Bank of America Corp(b) 2.74%, 01/23/2022 3-mo. LIBOR + 0.37%	122,506
50,000	Bank of New York Mellon Corp 4.15%, 02/01/2021	50,877
50,000	Bank of Nova Scotia 3.13%, 04/20/2021	49,629
100,000	Citibank NA 3.40%, 07/23/2021	99,579
100,000	Citigroup Inc 2.40%, 02/18/2020	98,903
100,000	Citizens Bank NA 2.65%, 05/26/2022	96,029
100,000	Goldman Sachs Group Inc 2.60%, 12/27/2020	98,068
100,000	Huntington National Bank 3.25%, 05/14/2021	99,090
200,000	JPMorgan Chase & Co 4.35%, 08/15/2021	204,405
	Morgan Stanley
50,000	2.65%, 01/27/2020	49,644
100,000	2.50%, 04/21/2021(c)	97,437
100,000	Regions Bank 2.75%, 04/01/2021	98,182
100,000	Royal Bank of Canada 3.20%, 04/30/2021	99,589
50,000	Starwood Property Trust Inc(a) 3.63%, 02/01/2021	48,563
100,000	SunTrust Bank(b) 3.53%, 10/26/2021 3-mo. LIBOR + 0.50%	99,942
100,000	Wells Fargo Bank NA 3.63%, 10/22/2021	99,953
Principal Amount		Fair Value
Financial — (continued)
$ 50,000	Westpac Banking Corp 2.65%, 01/25/2021	$ 49,145
		1,660,756
Industrial — 12.00%
75,000	Canadian National Railway Co 2.85%, 12/15/2021	73,604
75,000	CNH Industrial Capital LLC 4.88%, 04/01/2021	76,624
100,000	Keysight Technologies Inc 3.30%, 10/30/2019	99,853
75,000	Molex Electronic Technologies LLC(a) 2.88%, 04/15/2020	74,123
150,000	PerkinElmer Inc 5.00%, 11/15/2021	154,348
200,000	Rockwell Automation Inc 2.05%, 03/01/2020	196,823
200,000	Rolls-Royce PLC(a) 2.38%, 10/14/2020	195,420
200,000	Textron Inc 3.65%, 03/01/2021	199,543
100,000	Wabtec Corp(b) 3.38%, 09/15/2021 3-mo. LIBOR + 1.05%	100,169
		1,170,507
Utilities — 3.01%
100,000	Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	98,700
200,000	Southern California Edison Co 1.85%, 02/01/2022	194,925
		293,625
TOTAL CORPORATE BONDS AND NOTES — 77.83% (Cost $7,615,605)		$7,592,236
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.78%
75,000	OBP Depositor LLC Trust(a) Series 2010-OBP Class A 4.65%, 07/15/2045	76,231
U.S. Government Agency — 1.43%
57,497	Federal Home Loan Mortgage Corp 2.50%, 01/01/2029	55,780

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of October 31, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 86,189	Federal National Mortgage Association 2.50%, 06/01/2030	$ 83,154
		138,934
TOTAL MORTGAGE-BACKED SECURITIES — 2.21% (Cost $216,061)		$ 215,165
U.S. TREASURY BONDS AND NOTES
1,200,000	United States Treasury Note/Bond 2.63%, 08/15/2020	1,194,797
TOTAL U.S. TREASURY BONDS AND NOTES — 12.25% (Cost $1,195,557)		$1,194,797
Shares
EXCHANGE TRADED FUNDS
6,250	SPDR Blackstone / GSO Senior Loan ETF	293,875

TOTAL EXCHANGE TRADED FUNDS — 3.01% (Cost $294,885)		$ 293,875
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.03%
$ 100,000	Repurchase agreement (principal amount/value $100,042 with a maturity value of $100,145) with Merrill Lynch, Pierce, Fenner & Smith, 2.20%, dated 10/31/18 to be repurchased at $100,000 on 11/1/18 collateralized by U.S. Treasury securities, 0.13% - 2.50%, 4/30/20 - 9/9/49, with a value of $102,043.(d)	$ 100,000
SHORT TERM INVESTMENTS — 1.03% (Cost $100,000)		$ 100,000
TOTAL INVESTMENTS — 99.29% (Cost $9,711,044)		$9,684,939
OTHER ASSETS & LIABILITIES, NET — 0.71%		$ 69,263
TOTAL NET ASSETS — 100.00%		$9,754,202

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at October 31, 2018.
(c)	All or a portion of the security is on loan at October 31, 2018.
(d)	Collateral received for securities on loan.
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of October 31, 2018 (Unaudited)
Great-West Core Strategies: Short Duration Bond Fund
ASSETS:
Investments in securities, fair value (including $97,606 of securities on loan)(a)	$9,584,939
Repurchase agreements, fair value(b)	100,000
Cash	546,640
Interest receivable	70,417
Subscriptions receivable	155,768
Total Assets	10,457,764
LIABILITIES:
Payable for director fees	2,958
Payable for distribution fees	611
Payable for investments purchased	534,766
Payable for other accrued fees	45,210
Payable for shareholder services fees	884
Payable upon return of securities loaned	100,000
Redemptions payable	19,133
Total Liabilities	703,562
NET ASSETS	$9,754,202
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$97,782
Paid-in capital in excess of par	9,678,722
Total distributable loss	(22,302)
NET ASSETS	$9,754,202
NET ASSETS BY CLASS
Class L	$4,695,859
Institutional Class	$5,058,343
CAPITAL STOCK:
Authorized
Class L	5,000,000
Institutional Class	25,000,000
Issued and Outstanding
Class L	472,221
Institutional Class	505,595
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class L	$9.94
Institutional Class	$10.00
(a) Cost of investments	$9,611,044
(b) Cost of repurchase agreements	$100,000
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended October 31, 2018 (Unaudited)
Great-West Core Strategies: Short Duration Bond Fund(a)
INVESTMENT INCOME:
Interest	$60,800
Income from securities lending	2
Dividends	1,615
Total Income	62,417
EXPENSES:
Management fees	4,639
Shareholder services fees – Class L	888
Audit and tax fees	17,048
Custodian fees	4,869
Director's fees	6,370
Distribution fees – Class L	638
Legal fees	869
Pricing fees	3,984
Registration fees	34,018
Shareholder report fees	8,384
Transfer agent fees	2,603
Other fees	1,100
Total Expenses	85,410
Less amount waived by investment adviser	78,878
Less amount waived by distributor - Class L	1
Net Expenses	6,531
NET INVESTMENT INCOME	55,886
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(817)
Net change in unrealized depreciation on investments	(26,105)
Net Realized and Unrealized Loss	(26,922)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,964
(a)Fund commenced operations on June 25, 2018.
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended October 31, 2018
Great-West Core Strategies: Short Duration Bond Fund	2018 (a) (Unaudited)
OPERATIONS:
Net investment income	$55,886
Net realized loss	(817)
Net change in unrealized depreciation	(26,105)
Net Increase in Net Assets Resulting from Operations	28,964
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Class L	(24,069)
Institutional Class	(27,197)
From net investment income and net realized gains	(51,266)
Total Distributions	(51,266)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class L	4,828,234
Institutional Class	5,028,952
Shares issued in reinvestment of distributions
Class L	24,069
Institutional Class	27,197
Shares redeemed
Class L	(131,929)
Institutional Class	(19)
Net Increase in Net Assets Resulting from Capital Share Transactions	9,776,504
Total Increase in Net Assets	9,754,202
NET ASSETS:
Beginning of Period	0
End of Period	$9,754,202
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class L	483,029
Institutional Class	502,880
Shares issued in reinvestment of distributions
Class L	2,419
Institutional Class	2,717
Shares redeemed
Class L	(13,227)
Institutional Class	(2)
Net Increase	977,816
(a) Fund commenced operations on June 25, 2018.
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the period indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized loss	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)
Class L
10/31/2018(Unaudited) (c)	$10.00	0.03	(0.03)	0.00	(0.06)	-	(0.06)	$ 9.94	(0.01%) (d)
Institutional Class
10/31/2018(Unaudited) (e)	$10.00	0.10	(0.05)	0.05	(0.05)	-	(0.05)	$10.00	0.54% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Class L
10/31/2018 (Unaudited)(c)	$4,696	11.30% (g)	0.85% (g)	2.15% (g)	27% (d)
Institutional Class
10/31/2018 (Unaudited)(e)	$5,058	3.19% (g)	0.25% (g)	2.84% (g)	27% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Class L inception date was September 10, 2018.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was June 25, 2018.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West Core Strategies: Short Duration Bond Fund (the Fund) are included herein.The investment objective of the Fund is to seek maximum total return that is consistent with preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Class L and Institutional Class; the Investor Class has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair

Semi-Annual Report - October 31, 2018

value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of October 31, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - October 31, 2018

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 189,624	$ —	$ 189,624
Bank Loans	—	99,242	—	99,242
Corporate Bonds and Notes	—	7,592,236	—	7,592,236
Mortgage-Backed Securities	—	215,165	—	215,165
U.S. Treasury Bonds and Notes	—	1,194,797	—	1,194,797
Exchange Traded Funds	293,875	—	—	293,875
Short Term Investments	—	100,000	—	100,000
Total Assets	$ 293,875	$ 9,391,064	$ 0	$ 9,684,939
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid four times annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of October 31, 2018 were as follows:
Federal tax cost of investments	$9,716,041
Gross unrealized appreciation on investments	1,586
Gross unrealized depreciation on investments	(32,688)
Net unrealized depreciation on investments	$(31,102)
Application of Recent Accounting Pronouncements

Semi-Annual Report - October 31, 2018

In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08, "Receivables-Nonrefundable Fees and Other Costs: Premium Amortization on Purchased Callable Debt Securities" (ASU No. 2017-08). ASU No. 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening the amortization period for the premium to the earliest call date. The accounting changes in ASU 2017-08 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, the Fund is evaluating the impact, if any, of the ASU No. 2017-08 on the financial statements and related disclosures.
In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The following disclosure requirements were removed from Topic 820: the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy of timing and transfers between levels, and the valuation processes for Level 3 fair value measurements. The following disclosure requirements were modified in Topic 820: for investments in certain entities that calculate net asset value, an entity is required to disclose the timing of liquidation of an investee’s assets and the date when restrictions from redemption might lapse only if the investee has communicated the timing to the entity or announced the timing publicly and clarify that the measurement uncertainty disclosure is to communicate information about the uncertainty in measurement as of the reporting date. The following disclosure requirements were added to Topic 820: the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period, and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. The Fund early adopted the removals and modifications to ASU No.2018-13 for its fiscal year beginning June 25, 2018. At this time, the Fund is evaluating the impact, if any, of ASU No. 2018-13 additions to the financial statements and related disclosures.
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.23% of the Fund’s average daily net assets. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.25% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At October 31, 2018, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of October 31, 2018	Recoupment of Past Reimbursed Fees by the Adviser
$78,878	$0
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for

Semi-Annual Report - October 31, 2018

a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $765,000 for the period January 1 through October 31, 2018.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended October 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $9,387,600 and $1,111,917, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $1,808,348 and $473,114, respectively.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of October 31, 2018, the Fund had securities on loan valued at $97,606 and received collateral as reported on the Statement of Assets and Liabilities of $100,000 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At October 31, 2018, the class of securities loaned consisted entirely of corporate bonds and notes. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to October 31, 2018, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were available to be issued. Pursuant to the Articles of Incorporation, the Board of Directors of Great-West Funds, Inc. increased the number of authorized shares of Class L to 62,000,000 effective December 7, 2018.

Semi-Annual Report - October 31, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2018 (the “Meeting”), approved (i) an amendment to the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”) to add the Great-West Core Strategies Funds (each, a “Fund,” collectively, the “Funds”), and (ii) with the exception of the Great-West Core Strategies: Short Duration Bond (“Short Duration”), the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Company, GWCM and each of the following sub-advisers (each a “Sub-Adviser” and collectively, the “Sub-Advisers”):
Fund	Sub-Adviser(s)
Great-West Core Strategies: U.S. Equity (“U.S. Equity”)	Irish Life Investment Managers Limited (“ILIM”)
J.P. Morgan Investment Management Inc. (“J.P. Morgan”)
Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Putnam Investment Management, LLC (“Putnam”)
Great-West Core Strategies: International Equity (“International Equity”)	Franklin Templeton Institutional, LLC (“Franklin Templeton”)
ILIM
LSV Asset Management (“LSV”)
Great-West Core Strategies: Inflation-Protected Securities (“Inflation-Protected Securities”)	Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)
Great-West Core Strategies: Flexible Bond (“Flexible Bond”)	Loomis Sayles
Pursuant to the Advisory Agreement, GWCM will act as investment adviser and, subject to oversight by the Board, direct the investments of each Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds. In addition, each Fund other than Short Duration operates under a manager-of-managers structure pursuant to an order issued by the

United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of the Sub-Advisers to the Board.
Pursuant to the Sub-Advisory Agreements, the Sub-Advisers, subject to general supervision and oversight by GWCM and the Board, are responsible for the day-to-day management of the investment and re-investments of the assets of the Fund or its portion thereof, which includes making decisions to buy, sell or hold any particular security.
In approving the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”), the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board considered the existing relationship GWCM has with the Company and the services GWCM provides for other funds of the Company. The Board noted that, in evaluating the Advisory Agreement, it was taking into account its accumulated experience in working with GWCM on matters relating to the Company’s other funds. The Board also noted that, in evaluating the Sub-Advisory Agreements, it was taking into account its accumulated experience with Goldman Sachs, ILIM, J.P. Morgan, Loomis Sayles and Putnam in serving as sub-adviser(s) to certain of the Company’s other funds. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided to each Fund by GWCM and the applicable Sub-Advisers, as applicable (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel who would serve the Funds and the portfolio managers responsible for the day-to-day management of the Funds. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as each adviser’s practices, as applicable, regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
With respect to GWCM for Flexible Bond and Short Duration and each Sub-Adviser, the Board reviewed historical performance results of similar other funds of the Company managed by the Adviser or the Sub-Adviser or a composite of accounts managed by the Sub-Adviser using the same investment strategy as it would use to manage the applicable Fund or its respective portion of such Fund. Based on the information reviewed, the Board determined that it was satisfied with the investment performance of GWCM and each Sub-Adviser.
Costs and Profitability
The Board considered the costs of services to be provided by GWCM and the Sub-Advisers from their relationships with each Fund, as applicable. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by each Fund. In this regard, the Board noted that GWCM has contractually agreed to limit the fees and expenses of each Fund through August 28, 2019.

With respect to each Fund other than Short Duration which has no sub-adviser, the Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers. In evaluating the management fee and total expense ratio of each Fund, the Board considered the average fees payable by and the total average expense ratios of a peer group of funds managed by other investment advisers, as determined by Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”). Specifically, the Board considered (i) each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the average contractual management fees of the peer group of funds and the average net management fees of the peer group of funds, and (ii) each Fund’s total expense ratio in comparison to the average peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered each Fund’s total expense ratio in comparison to the total expense ratio of its Morningstar peer group average.
Based on the information provided, the Board noted that each Fund’s Contractual Management Fee was lower than the average contractual management fees of its Broadridge peer group of funds and that, with the exception of Flexible Bond and Short Duration, each Fund’s Contractual Management Fee was lower than the average net management fees of its Broadridge peer group of funds. The Board further noted that each Fund’s total annual operating expense ratio was lower than the average total annual operating expense ratios of its Broadridge peer group of funds and the average total annual operating expense ratio of its Morningstar peer group.
The Board also reviewed information regarding the fees charged by GWCM and the Sub-Advisers, as applicable, to similar other funds of the Company managed by GWCM and the Sub-Advisers, as applicable, and noted that such fees were consistent with those charged to the other funds and GWCM, as applicable, and that the Board had determined that the fees charged to such other funds and GWCM were reasonable.
The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to be realized by GWCM and certain of the Sub-Advisers. The Board reviewed the financial statements from GWCM and the Sub-Advisers and profitability information from GWCM and certain of the Sub-Advisers. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s overall profitability from its relationship with the Company’s other funds compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by an independent provider of mutual fund advisory contract renewal consulting services related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered, with respect to the Sub-Advisers, that certain Sub-Advisers estimated profits for the Fund(s) or sleeve(s) they would manage, certain Sub-Advisers provided profitability information for other funds of the Company they manage and that others did not provide an estimate of profits, and noted that, since the agreements with the latter are at arm’s length, such information was not relevant to its approval of such Sub-Advisory Agreements. Based on the information provided, the Board concluded that the costs of the services to be provided and the profits estimated to be realized by GWCM and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services to be provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether the proposed fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the level of management and sub-advisory fees payable by each Fund and GWCM, respectively, as applicable, and whether those fees include breakpoints, comparative fee information and the profitability and financial condition of GWCM. Based on the information provided, the Board concluded that any anticipated economies of scale were appropriately reflected in the management fee schedule.
Other Factors
The Board considered ancillary benefits to be derived by GWCM or the Sub-Advisers from their relationships with the Funds as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers are expected to receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Advisers in return for allocating Fund brokerage to such brokers. The Board noted where services would be provided to the Fund by affiliates of GWCM, ILIM and Putnam. The Board took into account the fact that the Funds would be offered as investment options in a brokerage platform sponsored by an affiliate of GWCM and that an affiliate of GWCM may provide asset allocation services to the investors of such Funds. The Board concluded that each Fund’s management and sub-advisory fees, as applicable, were reasonable, taking into account any ancillary benefits to be derived by GWCM or the Sub-Advisers, as applicable.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements are reasonable and that approval of the Agreement(s) is in the best interests of each Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:December 18, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:December 18, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:December 18, 2018